SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)	1 Months Ended
	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Apr. 30, 2026	Oct. 31, 2025
Class of Stock [Line Items]
Common stock, shares authorized					75,000,000	75,000,000
Common stock, par value					$ 0.001	$ 0.001
Common stock, shares issued					8,092,000	8,092,000
Common stock, shares outstanding					8,092,000	8,092,000
Common Stock [Member]
Class of Stock [Line Items]
Issued shares	42,000	755,000	868,000	427,000
Common stock for cash proceeds	$ 840	$ 15,100	$ 17,360	$ 8,540
Share price	$ 0.02	$ 0.02	$ 0.02	$ 0.02